SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule Of calculation of basic and diluted (Details) - USD ($)	3 Months Ended			5 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Numerator: Net (Loss) Income (Earnings allocable to) minus Redeemable Net Earnings
Interest Income				$ 414,479	$ 30,338	$ 676,375		$ 744,021
Net (Loss) Income	$ (224,706)	$ (1,301,788)	$ 1,291,894	$ (378,919)	(11,284,061)	$ (9,894)	$ (234,600)	$ (1,531,192)
Denominator: Weighted Average Redeemable and Non-Redeemable Ordinary Shares
Basic and diluted net income (loss) per ordinary share, redeemable and non-redeemable	$ (0.07)	$ (0.40)	$ 0.21	$ (0.22)		$ (0.19)	$ (0.26)	$ (0.63)
Redeemable Ordinary Shares
Numerator: Net (Loss) Income (Earnings allocable to) minus Redeemable Net Earnings
Interest Income				$ 414,479	$ 30,338	$ 676,375		$ 744,021
Net Earnings				$ 414,479				$ 744,021
Denominator: Weighted Average Redeemable and Non-Redeemable Ordinary Shares
Weighted average shares outstanding of redeemable and non-redeemable ordinary shares				13,800,000	13,800,000	13,800,000		13,800,000
Basic and diluted net income (loss) per ordinary share, redeemable and non-redeemable				$ 0.03		$ 0.05		$ 0.05
Non-Redeemable Ordinary Shares
Numerator: Net (Loss) Income (Earnings allocable to) minus Redeemable Net Earnings
Net Earnings				$ (414,479)				$ (744,021)
Net (Loss) Income				(378,919)	$ (11,284,061)	$ (9,894)		(1,531,192)
Non-Redeemable Net Loss				$ (793,398)				$ (2,275,213)
Denominator: Weighted Average Redeemable and Non-Redeemable Ordinary Shares
Weighted average shares outstanding of redeemable and non-redeemable ordinary shares				3,600,000	3,600,000	3,600,000		3,600,000
Basic and diluted net income (loss) per ordinary share, redeemable and non-redeemable				$ (0.22)	$ (3.14)	$ (0.19)		$ (0.63)